14. Shareholder's Equity (Details 1) (Stock Options, USD $)	3 Months Ended
Mar. 31, 2014
Stock Options
Estimated fair value of underlying common stock, Minimum	$ 2.50
Estimated fair value of underlying common stock, Maximum	$ 3.00
Remaining life	5 years
Risk-free interest rate, Minimum	1.50%
Risk-free interest rate, Maximum	1.72%
Expected volatility, Minimum	153.00%
Expected volatility, Maximum	155.00%
Dividend yield